PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of other provisions [line items]
Reversal		$ (75)
Payments	$ (412)	(2,395)
AMOUNT
Disclosure of other provisions [line items]
Provisions at beginning of period		2,560
Reversal		(75)
Payments		(2,395)
Provisions at end of period	$ 2,560	$ 90